Long-Term Debt - Euro-denominated Term Loans- Additional Information (Details) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2019 USD ($) subsidiary credit_facility term_loan	Jun. 30, 2019 EUR (€) credit_facility term_loan	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Debt Instrument [Line Items]
Number of loan facilities | term_loan	7	7
Carrying amount of debt | $	$ 1,881,562		$ 1,987,558
Number of subsidiaries that guaranteed the term loans	2
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Euro-denominated Term Loans
Debt Instrument [Line Items]
Number of loan facilities | credit_facility	2	2
Carrying amount of debt	$ 180,115	€ 158.4	$ 193,800	€ 169.0
Number of subsidiaries that guaranteed the term loans	1
Euro-denominated Term Loans | EURIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	0.60%
Euro-denominated Term Loans | EURIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	1.95%